Trade accounts payable - Long-term Commitments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade accounts payable [Line Items]
LongTermTake Or Pay Contracts	R$ 26,239,939	R$ 14,606,380